Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Net sales	€ 36,126	€ 34,463	[1]	€ 35,072	[1]
Property, plant and equipment	9,717	9,651		9,579	[2]
Goodwill	44,519	44,235		40,264	[2]
Other intangible assets	16,572	21,889		13,080	[2]
Reportable geographical zones
Disclosure of geographical areas [line items]
Net sales	36,126	34,463		35,072
Property, plant and equipment	9,717	9,651		9,579
Goodwill	44,519	44,235		40,264
Other intangible assets	16,572	21,889		13,080
Europe
Disclosure of geographical areas [line items]
Net sales	8,852	9,434		9,525
Property, plant and equipment	5,824	5,871		5,969
Goodwill	0	0		0
Other intangible assets	6,941	8,058		6,171
France
Disclosure of geographical areas [line items]
Net sales	2,261	2,319		2,330
Property, plant and equipment	3,141	3,163		3,180
Goodwill	0	0		0
Other intangible assets	0	0		0
North America
Disclosure of geographical areas [line items]
Net sales	13,370	12,193		12,460
Property, plant and equipment	2,862	2,719		2,560
Goodwill	0	0		0
Other intangible assets	7,825	11,190		5,210
United States
Disclosure of geographical areas [line items]
Net sales	12,756	11,540		11,855
Property, plant and equipment	2,264	2,238		2,142
Goodwill	0	0		0
Other intangible assets	0	0		0
Other countries
Disclosure of geographical areas [line items]
Net sales	13,904	12,836		13,087
Property, plant and equipment	1,031	1,061		1,050
Goodwill	0	0		0
Other intangible assets	€ 1,806	€ 2,641		€ 1,699

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).